Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Loans And Borrowings [Abstract]
Summary of Interest Bearing Loans and Borrowings Measured at Amortized Cost/Fair Value

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 5 and 34.

	As at March 31
Particulars	2024	2025
Non-current liabilities
Secured bank loans	2,609	3,118
Lease liabilities	12,969	10,777
Convertible notes	201,240	—
Non-current portion of loans and borrowings	216,818	13,895

	As at March 31
Particulars	2024	2025
Current liabilities
Current portion of secured bank loans	1,117	1,485
Current portion of lease liabilities	3,689	4,582
Current portion of convertible notes	—	216,075
Current portion of loans and borrowings	4,806	222,142

Schedule of Terms and Conditions of Outstanding Loans, Lease Liabilities and Convertible Notes

				As at March 31, 2024		As at March 31, 2025
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	7%-10%	2024 - 2030	4,961	3,726	6,595	4,603
Lease liabilities	Multiple	2%-12%	2024 - 2029	42,536	16,658	45,091	15,359
Convertible notes	USD	7.39%	2026	230,000	201,240	230,000	216,075

Summary of Changes in Cash Flows from Financing Activities

Changes in cash flows from financing activities

	Liabilities
	Secured bank loans	Lease liabilities	Convertible notes	Total
Balance as at April 1, 2022	1,392	13,952	201,240	216,584

Proceeds from bank loans	2,168	—	—	2,168
Repayment of bank loans	(749)	—	—	(749)
Acquired through business combination	—	199	—	199
Additions to lease liabilities	—	7,255	—	7,255
Adjustment due to modifications	—	(1,435)	—	(1,435)
Payment of lease liabilities	—	(2,415)	—	(2,415)
Interest accrued	189	1,554	14,878	16,621
Interest paid	(189)	(1,554)	—	(1,743)
Effect of change in foreign exchange rates	(144)	(1,177)	—	(1,321)
Balance as at March 31, 2023	2,667	16,379	216,118	235,164

Proceeds from bank loans	2,114	—	—	2,114
Repayment of bank loans	(1,009)	—	—	(1,009)
Acquired through business combination	—	115	—	115
Additions to lease liabilities	—	3,540	—	3,540
Adjustment due to modification/change in estimate	—	(26)	(30,578)	(30,604)
Payment of lease liabilities	—	(3,105)	—	(3,105)
Interest accrued	266	1,783	15,700	17,749
Interest paid	(266)	(1,783)	—	(2,049)
Effect of change in foreign exchange rates	(46)	(245)	—	(291)
Balance as at March 31, 2024	3,726	16,658	201,240	221,624

Proceeds from bank loans	2,435	—	—	2,435
Repayment of bank loans	(1,455)	—	—	(1,455)
Acquired through business combination	—	22	—	22
Additions to lease liabilities	—	2,958	—	2,958
Adjustment due to modification	—	(123)	—	(123)
Payment of lease liabilities	—	(3,763)	—	(3,763)
Interest accrued	405	1,697	14,835	16,937
Interest paid	(405)	(1,697)	—	(2,102)
Effect of change in foreign exchange rates	(103)	(393)	—	(496)
Balance as at March 31, 2025	4,603	15,359	216,075	236,037